UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: February 28, 2010

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund
The fund's portfolio
2/28/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
IFB -- Inverse Floating Rate Bonds
NATL -- National Public Finance Guarantee Corp.
SGI -- Syncora Guarantee, Inc.
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.0%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.1%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement)
5 5/8s, 6/1/47	BBB+/F	$500,000	$419,540
5 1/4s, 6/1/32	BBB+/F	2,045,000	1,789,723
Territory of Guam Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,034,810
			3,244,073

Massachusetts (89.3%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	2,150,000	1,935,774
Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds
(Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	3,695,000	3,700,395
Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s,
11/1/13	AA+	5,215,000	5,704,115
Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace),
Ser. A, GNMA Coll., 6.35s, 2/20/32	AA+	2,100,000	2,216,172
Lowell, G.O. Bonds, Ser. A, SGI, 5s, 9/15/22	Aa3	1,750,000	1,888,320
MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5 1/2s, 7/1/16	AAA	2,975,000	3,549,949
Ser. A, 5s, 7/1/31	AAA	2,500,000	2,761,100
MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds
(Groves-Lincoln), Ser. A, 7 7/8s, 6/1/44	BB-/P	1,650,000	1,701,513
MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	2,500,000	2,520,350
MA State G.O. Bonds
Ser. C, AMBAC, 5s, 8/1/37	Aa2	2,000,000	2,084,100
(Construction Loan), Ser. A, 5s, 8/1/27	Aa2	2,000,000	2,174,340
MA State Rev. Bonds (Single Fam.), Ser. 134, 5.45s,
12/1/28	Aa2	600,000	611,112
MA State College Bldg. Auth. Rev. Bonds
Ser. B, NATL, 7s, 5/1/16	Aa2	1,340,000	1,691,897
Ser. B, SGI, 5 1/2s, 5/1/28	Aa3	4,000,000	4,695,080
Ser. A, AGO, 5s, 5/1/28	AAA	2,270,000	2,438,071
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	615,934
(Lasell College), 6 3/4s, 7/1/31	BB+/P	60,000	59,803
(Lasell College), 6 3/4s, 7/1/31 (Prerefunded)	AAA/P	1,305,000	1,432,224
(MA Biomedical Research), Ser. C, 6 1/8s, 8/1/12	Aa3	1,950,000	2,002,455
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	1,900,000	1,298,213
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A-/P	5,000,000	5,313,800
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	600,000	423,912
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,750,000	1,588,755
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	1,326,506
(Hampshire College), 5 5/8s, 10/1/24	Baa2	1,000,000	1,028,130
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	3,000,000	2,847,390
(Simmons College), Ser. H, SGI, 5 1/4s, 10/1/33	Baa1	1,000,000	944,460
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,100,000	1,033,362
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,037,900
(Boston College), Ser. P, 5s, 7/1/38	Aa3	2,000,000	2,046,660
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	AAA	2,000,000	2,028,040
(Boston U.), Ser. V-1, 5s, 10/1/29	A2	2,000,000	2,066,040
(Boston College), Ser. Q-1, 5s, 7/1/29	Aa3	1,050,000	1,115,048
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,199,590
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,644,465
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB-/P	550,000	473,677
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB-/P	515,000	452,016
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	AAA	2,000,000	792,160
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	AAA	2,000,000	845,240
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6A,
0.14s, 10/1/42	VMIG1	200,000	200,000
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A, 5s, 1/1/19	A-	1,200,000	1,264,416
MA State Dev. Fin. Agcy. Solid Waste Disp. FRB
(Dominion Energy Brayton), 5s, 2/1/36	A-	1,000,000	905,770
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (Dominion Energy Brayton), Ser. 1, 5 3/4s,
5/1/19	A-	950,000	1,011,123
MA State Edl. Fin. Auth. Rev. Bonds, Ser. E, AMBAC,
5s, 1/1/13	AA	3,625,000	3,645,844
MA State Hlth. & Edl. Fac. Auth. IFB, NATL, 9.984s,
7/1/18	A	9,000,000	9,005,310

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38	BB-/P	1,000,000	893,250
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	3,125,000	3,183,000
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,319,422
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,429,250
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	2,370,000	2,414,485
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/15	Aa2	2,100,000	2,207,142
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	3,000,000	3,053,880
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,109,060
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/32	Aa2	150,000	153,696
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A+	1,000,000	1,018,420
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	1,998,400
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	Baa2	1,995,000	1,992,506
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	2,185,000	2,433,872
(Cape Cod Hlth. Care), Ser. B, 5.45s, 11/15/23	BBB	2,600,000	2,455,856
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	2,065,000	1,377,665
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BB-	3,000,000	2,384,040
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	A	1,030,000	1,034,439
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/27	A	1,000,000	1,004,310
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	4,250,000	4,851,248
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	AAA	1,000,000	1,042,620
(Lahey Clinic Med. Ctr.), Ser. D, 5 1/4s, 8/15/28	A+	3,000,000	3,014,580
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	2,500,000	2,675,175
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	11,901,194
(Care Group), Ser. E-1, 5 1/8s, 7/1/38	A3	1,000,000	935,530
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	597,839
(Partners Hlth. Care Syst.), Ser. J-1, 5s, 7/1/39	Aa2	1,500,000	1,507,680
(Southcoast Hlth. Oblig.), Ser. D, 5s, 7/1/39	A2	1,500,000	1,435,650
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	527,045
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38	Aaa	2,250,000	2,365,290
(Berklee College of Music), Ser. A, 5s, 10/1/37	A+	1,750,000	1,731,835
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	695,283
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	Aa2	1,000,000	1,037,240
(Harvard U.), 5s, 7/15/35	Aaa	2,750,000	2,870,698
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,175,000	980,690
(Care Group), Ser. E-1, 5s, 7/1/28	A3	1,730,000	1,658,932
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,196,012
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5s,
10/1/26	A+	2,000,000	2,050,600
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,669,518
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	997,002
MA State Hlth. & Edl. Fac. Auth. VRDN
(Museum of Fine Arts), Ser. A2, 0.12s, 12/1/37	VMIG1	2,500,000	2,500,000
(Northeastern U.), Ser. U, 0.12s, 10/1/22	VMIG1	3,385,000	3,385,000
(Harvard U.), Ser. R, 0.09s, 11/1/49	VMIG1	1,500,000	1,500,000
MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser.
126, 4.7s, 6/1/38	Aa2	2,000,000	1,798,140
MA State Hsg. Fin. Agcy. Rev. Bonds
(Single Fam.), Ser. 139, 5 1/8s, 12/1/28	Aa2	1,000,000	1,016,390
(Single Fam. Mtge.), Ser. 86, 5.1s, 12/1/21	Aa2	135,000	135,234
Ser. D, 5.05s, 6/1/40	Aa3	1,750,000	1,767,903
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institute & Newton Home), 7.9s, 1/1/24	BB-/P	1,500,000	1,458,105
(American Hingham, Wtr. Treatment), 6 3/4s, 12/1/25	BBB+/P	4,520,000	4,354,252
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB	3,850,000	3,867,325
MA State Port Auth. Rev. Bonds
Ser. A, NATL, 5s, 7/1/33	Aa3	2,400,000	2,456,664
Ser. C, AGM, 5s, 7/1/27	AAA	5,000,000	5,017,900
Ser. A, AMBAC, 5s, 7/1/26	Aa3	3,000,000	3,200,310
MA State Port Auth. Special Fac. Rev. Bonds (BOSFUEL),
FGIC, NATL, 5s, 7/1/27	A	2,500,000	2,396,325
MA State School Bldg. Auth. Dedicated Sales Tax Rev.
Bonds, Ser. A, AGM
5s, 8/15/26	AAA	6,000,000	6,461,460
5s, 8/15/23	AAA	5,000,000	5,446,750
5s, 8/15/20	AAA	1,500,000	1,659,315
5s, 8/15/17	AAA	5,000,000	5,638,550
MA State Special Oblig. Dedicated Tax Rev. Bonds,
FGIC, FHLMC Coll., FNMA Coll., 5 1/4s, 1/1/22
(Prerefunded)	A2	2,000,000	2,285,960
MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 5, 5 3/8s, 8/1/27	Aaa	4,490,000	4,537,998
Ser. 14, 5s, 8/1/32	Aaa	4,000,000	4,314,240
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	1,095,780
MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6 1/2s, 7/15/19 (Prerefunded)	AA+	5,500,000	6,750,755
Ser. A, NATL, 5s, 8/1/29	AA+	4,000,000	4,166,720
Ser. A, NATL, 5s, 8/1/29	AA+	3,225,000	3,425,724
Ser. A, NATL, 5s, 8/1/27	AA+	1,500,000	1,626,360
Ser. B, AMBAC, 5s, 8/1/26	AA+	2,000,000	2,195,500
Milford, G.O. Bonds, AGM, 5 1/8s, 12/15/24	Aa3	2,475,000	2,762,892
Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	AAA	1,000,000	1,051,920
U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1, AMBAC
5 3/8s, 11/1/16	A+	210,000	236,303
5 3/8s, 11/1/16 (Prerefunded)	A+	790,000	932,374
			263,967,034

Puerto Rico (8.4%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	1,800,000	1,593,378
5 3/8s, 5/15/33	BBB	2,090,000	2,088,453
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/26	Baa3	1,620,000	1,621,604
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	4,250,000	4,355,825
6s, 7/1/38	Baa3	1,250,000	1,281,963

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. TT, 5s, 7/1/27	A3	1,350,000	1,356,480
Ser. SS, NATL, 5s, 7/1/15	A	1,610,000	1,753,322
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. L, AMBAC, 5 1/4s, 7/1/38	BBB	3,250,000	3,084,673
Ser. I, FGIC, 5s, 7/1/25	BBB	3,000,000	2,999,790
Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds
(Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/17	Baa3	1,500,000	1,570,065
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	685,000	672,711
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, 6s, 8/1/42	A+	2,250,000	2,353,523
			24,731,787

Virgin Islands (0.2%)
VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 6s, 10/1/39	Baa3	600,000	605,616
			605,616

TOTAL INVESTMENTS

Total investments (cost $280,028,478) (b)			$292,548,510

NOTES

(a) Percentages indicated are based on net assets of $295,373,208.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2010 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2010 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $280,028,478, resulting in gross unrealized appreciation and depreciation of $15,241,837 and $2,721,805, respectively, or net unrealized appreciation of $12,520,032.

The rates shown on FRB, IFB, Mandatory Put Bonds and VRDN are the current interest rates at February 28, 2010.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2010 (as a percentage of net assets):

Education	26.2%
Healthcare	19.9
Utilities	15.5

The fund had the following insurance concentration greater than 10% at February 28, 2010 (as a percentage of net assets):

NATL	10.4%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$292,548,510	$--

Totals by level	$--	$292,548,510	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2010